Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
Our Loyalty Business offered a full spectrum of supplier content through configurable, white-label e-commerce storefronts that end users can acquire via redemption of loyalty points. Our redemption catalog spanned a variety of rewards categories including travel, gift cards and merchandise, including a unique Apple product and services storefront. The travel solution offered a retail e-commerce booking platform with direct supplier integrations, as well as a U.S.-based call center for live-agent booking and servicing. Our platform provided a unified shopping experience that was built to seamlessly extend our customers’ loyalty strategies and user experience for their loyalty programs. Our platform’s functionality included a mobile-optimized user interface, numerous configurations to support diverse program needs, promotional campaign services, comprehensive fraud protection capabilities and the ability to split payments across both loyalty points and credit cards. On July 23, 2025, we agreed to sell the Loyalty Business, and closed the sale on October 1, 2025. In accordance with ASC 205-20, we determined that the Loyalty Business met the criteria for classification as held for sale and a discontinued operation as of September 30, 2025. This determination was based on our commitment to a formal plan to sell the business, the significance of the business to our historical operations, and the expectation that the sale will result in the elimination of the operations and cash flows of the Loyalty Business from ongoing operations. As described in Note 2, the Loyalty business is reported as a discontinued operation. Unless otherwise indicated, the notes to the financial statements herein are presented to reflect continuing operations, subsequent to the sale of the Loyalty Business.
The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our consolidated statements of income for the years ended December 31, 2024, 2023 and 2022 (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Revenues:
Loyalty services	$49,164	$53,148	$54,479
Operating expenses:
Compensation and benefits	47,093	56,548	66,171
Professional services	359	218	369
Technology and communication	8,238	8,349	5,614
Selling, general and administrative	2,173	2,498	1,364
Depreciation and amortization	—	1,598	8,546
Goodwill and intangible assets impairments	—	47,839	—
Impairment of long-lived assets	145	6,162	—
Restructuring expenses	—	359	542
Other operating expenses	1,486	1,223	1,333
Total operating expenses	59,494	124,794	83,939
Operating loss from discontinued operations	(10,330)	(71,646)	(29,460)
Interest income (expense), net	—	—	(187)
Other income (expense), net	1,354	(424)	232
Loss from discontinued operations before income taxes	(8,976)	(72,070)	(29,415)
Income tax (expense) benefit	(60)	(89)	(70)
Loss from discontinued operations, net of tax	$(9,036)	$(72,159)	$(29,485)

The following table presents the carrying amounts of the major classes of assets and liabilities held for sale as of December 31, 2024 and December 31, 2023 (in thousands):

	As of December 31, 2024	As of December 31, 2023
Accounts receivable, net	$16,965	$22,761
Prepaid insurance	1	—
Other current assets	553	371
Assets of businesses held for sale	17,519	23,132

Property, equipment and software, net	—	60
Other assets	2,165	2,255
Noncurrent assets of businesses held for sale	2,165	2,315

Accounts payable and accrued liabilities	25,651	40,348
Deferred revenue, current	1,605	4,282
Other current liabilities	871	528
Liabilities of businesses held for sale	28,127	45,158

Deferred revenue, noncurrent	2,621	3,198
Other noncurrent liabilities	3,157	3,643
Noncurrent liabilities of businesses held for sale	5,778	6,841
Cash flows related to discontinued operations are included in our consolidated statements of cash flows for the years ended December 31, 2024, 2023 and 2022. The following table presents selected items affecting the statements of cash flows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Significant noncash activities - operating
Non-cash lease expense	$578	$1,970	$872
Share-based compensation expense	1,173	980	540
Depreciation and amortization	—	1,598	8,546
Impairment on long-lived assets	—	6,162	—
Impairment of intangible assets	—	47,839	—
Total	$1,750	$58,549	$9,957

Significant noncash activities - investing
Captialized internal-use software development cost	$—	$1,938	$4,081